Putnam Multi-Asset Income Fund
The fund's portfolio
5/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (28.5%)(a)
		Principal amount	Value
Basic materials (2.4%)
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		$75,000	$76,779
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		135,000	132,561
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		105,000	106,753
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	133,747
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	36,166
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	69,732
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	87,761
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	109,592
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	39,213
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)		140,000	146,152
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		38,000	39,007
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		194,000	196,640
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		120,000	109,565
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		120,000	105,682
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,737
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	125,269
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	100,753
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		$210,000	206,445
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	63,549
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		210,000	206,300
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		325,000	273,095
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		60,000	53,180
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	78,901
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		260,000	245,394
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		270,000	241,313
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		55,000	49,500
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		70,000	66,675
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC, Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		100,000	95,920
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		105,000	100,801
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		35,000	22,938
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		80,000	71,993
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		90,000	84,855
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	69,712
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		90,000	91,697
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	56,916
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	32,491
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	228,150
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		45,000	44,494
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		95,000	87,772
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	41,742
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		90,000	83,002
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		50,000	53,328
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		120,000	112,302
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		105,000	98,894
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		130,000	123,839
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		75,000	78,750
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		80,000	73,697
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		35,000	34,698
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		125,000	78,887
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		120,000	80,953
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		161,000	181,984
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	28,012
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		140,000	142,100
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		95,000	87,401

			5,396,789
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	47,659
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	87,512
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)		$200,000	194,000
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	216,000
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		13,000	12,933
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		157,000	142,431
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	27,567
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50		35,000	31,340
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		225,000	211,169
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		30,000	26,366
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		270,000	269,212
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54		95,000	96,351
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34		50,000	50,696
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		65,000	65,751
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		13,000	13,105
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		7,000	7,046
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		35,000	35,037
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		5,000	5,172
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,073
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		10,000	10,150
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	64,380
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	87,542
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		35,000	37,793
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,158
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	155,000	166,403
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		$40,000	40,262
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		35,000	32,577
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,500
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		120,000	106,257
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		175,000	179,009
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		41,000	36,965
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		45,000	41,698
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	111,225
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	99,661
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,160
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,300
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	62,475
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		50,000	45,671
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54		195,000	212,594
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	228,420
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		90,000	98,328
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	26,819
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		50,000	47,025
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	222,501
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,386
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		65,000	65,818
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		290,000	293,263
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	60,178
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		45,000	41,712
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28		215,000	207,802
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		160,000	159,338
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		20,000	20,097
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		20,000	20,073

			4,496,960
Communication services (1.9%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		200,000	134,175
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		145,000	121,964
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)		275,000	260,265
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		150,000	131,565
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		77,000	70,789
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		115,000	77,219
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		265,000	209,047
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		180,000	145,137
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		20,000	17,469
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		20,000	15,866
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		215,000	192,590
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		95,000	80,926
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		120,000	96,628
Charter Communications Operating, LLC/Charter Communications Operating Capital C company guaranty sr. notes 2.25%, 1/15/29		100,000	84,960
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		105,000	74,093
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		40,000	31,039
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		75,000	70,756
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		90,000	85,349
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)		45,000	38,197
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		135,000	126,767
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		85,000	67,688
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		240,000	214,983
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	62,091
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		105,000	102,244
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		75,000	74,210
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		55,000	21,135
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		200,000	197,044
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		123,000	109,168
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		130,000	137,284
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		10,000	9,295
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54		105,000	104,402
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		205,000	199,181
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	55,787
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		150,000	137,279
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33		95,000	105,170
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		160,000	112,877
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		315,000	305,234
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		70,000	47,600

			4,127,473
Consumer cyclicals (4.2%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		65,000	59,038
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		160,000	151,400
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		95,000	94,707
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		100,000	93,137
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		65,000	57,408
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		16,000	13,890
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		215,000	219,792
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		85,000	85,727
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		45,000	43,217
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		145,000	124,200
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		205,000	200,106
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		195,000	174,960
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29		95,000	94,852
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		15,000	14,833
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		210,000	212,268
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		140,000	126,478
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		95,000	93,999
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		25,000	25,677
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		45,000	48,914
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		120,000	117,790
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	54,132
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		40,000	35,472
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		90,000	86,063
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	65,355
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		95,000	94,288
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		115,000	99,184
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	45,639
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		125,000	125,156
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		10,000	9,708
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		120,000	118,650
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		125,000	118,065
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		90,000	91,013
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		216,000	190,587
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		29,000	26,206
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		90,000	82,991
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		95,000	84,957
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		80,000	44,428
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	70,059
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		95,000	96,900
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	17,649
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		46,000	45,643
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		90,000	89,344
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		100,000	83,407
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		125,000	112,656
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		95,000	85,783
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	129,652
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		100,000	103,829
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,422
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		195,000	198,026
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		70,000	70,365
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		145,000	135,290
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		120,000	111,874
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		35,000	23,803
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	59,245
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28		120,000	113,543
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,313
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		50,000	51,063
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		155,000	148,047
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		25,000	22,921
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		45,000	46,294
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		235,000	236,569
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	72,592
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	44,101
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		80,000	82,676
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		50,000	48,016
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34		150,000	150,994
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30		85,000	76,962
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		55,000	37,712
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		65,000	58,551
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		125,000	112,740
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		40,000	36,836
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	71,438
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	125,060
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$90,000	88,356
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	51,650
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		115,000	122,496
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	14,932
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		20,000	19,705
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,279
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		70,000	56,124
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	71,044
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		115,000	111,202
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		135,000	107,803
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	85,055
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	34,869
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		105,000	104,944
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		115,000	109,554
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		130,000	116,010
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		15,000	14,725
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		40,000	35,030
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		160,000	148,990
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	182,079
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		115,000	114,296
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33		49,000	51,652
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	29,857
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	56,926
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	34,456
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		55,000	52,831
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		25,000	24,623
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	86,181
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,054
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42		65,000	53,718
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		390,000	369,841
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	128,791
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		30,000	29,628
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		90,000	84,640
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		185,000	189,394

			9,271,397
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	69,611
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		80,000	74,832
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		95,000	90,830
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	191,493
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	187,756
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27		20,000	19,122
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	107,501
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$65,000	64,674
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		105,000	94,547
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	81,497
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	45,320
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		75,000	70,598
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		95,000	94,678
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	92,809
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,096
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	237,946
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		130,000	126,919
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)		190,000	199,623
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		205,000	181,258
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		353,000	347,035
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		64,000	60,159
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		45,000	39,121
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		75,000	69,753
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		115,000	122,839
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		85,000	85,147
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		20,000	20,641
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		50,000	46,932

			2,832,737
Energy (2.6%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		70,000	72,108
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		280,000	266,091
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		110,000	93,229
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	54,912
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		10,000	10,697
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	47,227
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		85,000	90,747
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53		105,000	110,944
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		100,000	101,390
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		125,000	115,224
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33		185,000	193,240
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		170,000	162,607
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		260,000	262,512
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		55,000	56,586
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		115,000	110,374
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		115,000	110,784
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		35,000	35,392
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		220,000	211,750
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		80,000	77,959
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		50,000	49,903
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		195,000	194,563
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		420,000	422,604
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		120,000	132,063
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33		40,000	40,946
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		165,000	170,018
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		45,000	46,199
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		59,000	59,577
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		46,000	45,951
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		75,000	74,091
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)		220,000	180,400
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		100,000	100,926
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		170,000	161,608
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		300,000	247,827
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		56,000	55,978
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		50,000	49,557
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		105,000	97,528
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		80,000	83,002
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		65,000	64,900
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	94,685
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		210,000	202,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		125,000	117,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		195,000	185,192
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		20,000	20,333
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		120,000	124,449
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		30,000	30,000
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		60,000	60,144
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		70,000	75,061
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		75,000	81,339
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		105,000	108,276
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	40,880
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		50,000	51,645
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		35,000	34,135
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		65,000	65,894
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		20,000	20,250

			5,773,510
Financials (6.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		355,000	302,376
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)		150,000	147,910
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30		265,000	233,681
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		55,000	53,199
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		150,000	135,009
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		115,000	115,301
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29		75,000	69,766
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		205,000	224,402
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		205,000	163,882
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		120,000	100,272
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		85,000	86,843
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		250,000	241,119
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		55,000	60,159
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		75,000	72,457
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54		35,000	35,215
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34		244,000	243,425
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		245,000	200,152
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	198,105
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35		285,000	283,127
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		570,000	500,146
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		100,000	104,297
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		65,000	60,775
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		185,000	184,889
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		130,000	115,144
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	163,749
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	199,180
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31		110,000	120,307
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27		190,000	182,100
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74		160,000	159,643
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		64,000	64,996
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		250,000	218,907
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34		115,000	110,004
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34		300,000	300,853
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)		295,000	294,096
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		125,000	116,537
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		95,000	100,294
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)		170,000	156,230
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		200,000	168,523
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		60,000	60,063
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)		47,000	44,756
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)		255,000	259,556
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29		120,000	119,809
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		200,000	195,849
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		95,000	58,606
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29		150,000	153,776
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		210,000	214,769
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		205,000	204,785
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		20,000	21,900
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		165,000	177,994
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		30,000	28,974
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		130,000	134,556
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		40,000	37,376
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26		65,000	59,975
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		30,000	30,869
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)		15,000	15,578
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		200,000	198,133
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		80,000	81,282
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		200,000	202,014
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		160,000	111,672
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		142,000	136,917
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34		90,000	90,346
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25		170,000	169,859
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		155,000	159,412
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		35,000	36,837
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		20,000	21,524
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		180,000	176,661
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47		110,000	99,825
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		280,000	283,195
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		15,000	13,977
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		75,000	67,780
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		120,000	112,524
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)		200,000	138,777
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		99,000	103,529
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		15,000	15,230
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		10,000	10,105
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		192,000	125,845
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30		325,000	287,501
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		270,000	268,218
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39		145,000	143,550
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		36,000	35,946
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		75,000	74,640
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		115,000	106,319
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		200,000	200,093
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		70,000	70,023
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		95,000	94,378
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		165,000	153,452
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		65,000	66,550
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		90,000	87,647
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		277,000	256,894
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		90,000	88,990
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)		145,000	141,390
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		75,000	64,003
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		20,000	20,432
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		50,000	49,688
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35		190,000	188,791
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	235,988
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)		250,000	302,936
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		295,000	230,604
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)		150,000	147,533
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		125,000	121,262
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		45,000	42,606
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		250,000	272,429
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		110,000	96,415
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		95,000	66,318

			14,376,301
Health care (2.1%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54		134,000	132,096
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34		54,000	53,424
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31		187,000	185,439
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		115,000	98,355
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		375,000	369,234
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	50,875
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34		163,000	161,947
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		22,000	21,864
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		115,000	108,258
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		80,000	72,100
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		65,000	67,161
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		155,000	146,808
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		30,000	24,903
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	75,616
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		100,000	92,817
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	40,850
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	111,316
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		25,000	24,857
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54		111,000	109,002
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34		84,000	83,275
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		75,000	74,744
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		55,000	48,058
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		110,000	103,046
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		170,000	172,186
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	201,535
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	183,962
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	72,814
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	42,420
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		90,000	81,660
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		148,000	141,492
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		208,000	201,116
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		110,000	105,719
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		30,000	28,663
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		345,000	301,469
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		185,000	180,263
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		275,000	272,569
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		230,000	234,609
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		10,000	10,498
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		102,000	85,179

			4,572,199
Technology (2.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		50,000	46,375
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34		145,000	144,077
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		292,000	235,434
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		55,000	49,051
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		80,000	66,971
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		42,000	41,636
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		63,000	62,782
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		520,000	484,020
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		110,000	86,338
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54		135,000	132,438
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		120,000	115,500
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		255,000	241,844
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	24,660
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		55,000	49,088
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		65,000	57,717
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	72,218
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	51,500
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		65,000	65,832
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		210,000	195,465
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33		142,000	145,701
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29		143,000	145,488
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		135,000	124,965
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63		225,000	229,903
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		223,000	225,951
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		140,000	119,563
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34		60,000	59,280
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		284,000	252,075
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		140,000	129,993
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		70,000	51,568
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		290,000	222,268
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26		225,000	210,500
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		85,000	88,719
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		65,000	54,519
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		100,000	61,502
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		235,000	150,784
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		20,000	22,655
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		30,000	25,693
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		215,000	185,499
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		250,000	201,238
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		145,000	131,225
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		215,000	187,602
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		90,000	90,571
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		160,000	142,765

			5,482,973
Transportation (0.6%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		96,667	95,753
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		350,000	340,656
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		290,000	286,488
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		80,000	73,944
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		165,000	162,916
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34		265,000	265,808

			1,225,565
Utilities and power (2.4%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		170,000	139,594
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28		100,000	105,058
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		230,000	228,170
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		85,000	81,507
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		60,000	49,530
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		65,000	60,032
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		40,000	33,244
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53		106,000	113,193
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34		44,000	45,795
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54		189,000	183,274
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41		85,000	71,217
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		22,000	20,647
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)		225,000	206,106
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		70,000	68,145
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		220,000	206,955
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42		20,000	20,764
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	77,787
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		265,000	263,075
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		100,000	100,039
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33		220,000	210,716
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34		150,000	148,674
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34		60,000	59,585
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		190,000	184,854
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		220,000	247,196
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		190,000	190,395
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		70,000	76,550
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27		145,000	130,226
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52		280,000	254,315
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		40,000	36,047
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34		30,000	32,347
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		85,000	85,589
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		90,000	75,101
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		35,000	34,976
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27		170,000	157,925
PacifiCorp sr. bonds 2.70%, 9/15/30		105,000	89,989
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		145,000	138,122
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		120,000	115,560
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33		105,000	104,550
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34		175,000	177,540
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		35,000	35,382
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		65,000	66,073
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		125,000	125,179
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		45,000	45,225
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		205,000	218,376
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		135,000	140,275

			5,254,899

Total corporate bonds and notes (cost $62,097,253)			$62,810,803

COMMON STOCKS (27.8%)(a)
	Shares	Value
Basic materials (1.0%)
AdvanSix, Inc.	238	$5,641
American Vanguard Corp.	157	1,364
American Woodmark Corp.(NON)	161	13,864
Andersons, Inc. (The)	273	14,289
Archer-Daniels-Midland Co.	739	46,143
Arcosa, Inc.	43	3,780
Atkore, Inc.	159	24,192
Avient Corp.	94	4,200
BASF SE (Germany)	1,761	92,537
Beacon Roofing Supply, Inc.(NON)	46	4,465
BHP Group, Ltd. (ASE Exchange) (Australia)	6,102	180,880
BHP Group, Ltd. (London Exchange) (Australia)	385	11,454
Boise Cascade Co.	182	24,987
Builders FirstSource, Inc.(NON)	278	44,700
Cie de Saint-Gobain SA (France)	1,489	131,959
Clearwater Paper Corp.(NON)	85	4,517
Commercial Metals Co.	78	4,393
Constellium SE (France)(NON)	999	21,648
Dole PLC (Ireland)	878	10,861
Dow, Inc.	9,504	547,716
Fortescue, Ltd. (Australia)	7,268	119,326
Fresh Del Monte Produce, Inc.	318	7,428
Frontdoor, Inc.(NON)	548	19,383
Gibraltar Industries, Inc.(NON)	53	3,999
Holcim AG (Switzerland)	1,293	113,099
Ingevity Corp.(NON)	265	12,945
Innospec, Inc.	110	14,388
Janus International Group, Inc.(NON)	295	4,095
Kaiser Aluminum Corp.	38	3,716
LightWave Logic, Inc.(NON)	841	2,590
Limbach Holdings, Inc.(NON)	92	5,251
LSB Industries, Inc.(NON)	506	4,964
LyondellBasell Industries NV Class A	501	49,809
Minerals Technologies, Inc.	214	18,565
Mosaic Co. (The)	1,529	47,292
Mueller Industries, Inc.	90	5,302
Nucor Corp.	276	46,603
OCI NV (Netherlands)	1,765	48,033
Orion SA (Luxembourg)	260	6,466
PPG Industries, Inc.	357	46,913
Proto Labs, Inc.(NON)	118	3,654
Rio Tinto PLC (United Kingdom)	2,221	155,997
Rio Tinto, Ltd. (Australia)	161	13,850
Shin-Etsu Chemical Co., Ltd. (Japan)	3,600	134,057
Simpson Manufacturing Co., Inc.	73	12,112
Standex International Corp.	24	4,037
Sterling Construction Co., Inc.(NON)	213	26,171
Sumitomo Corp. (Japan)	4,700	121,370
Sylvamo Corp.	341	24,320
Tronox Holdings PLC	247	4,893
Tutor Perini Corp.(NON)	270	5,956
UFP Industries, Inc.	238	28,436
Worthington Steel, Inc.	113	3,728

		2,312,338
Capital goods (0.8%)
A.O. Smith Corp.	561	46,922
ABB, Ltd. (Switzerland)	1,572	86,176
Adient PLC(NON)	175	4,942
Alamo Group, Inc.	21	3,990
Albany International Corp. Class A	48	4,211
Allison Transmission Holdings, Inc.	625	47,381
American Axle & Manufacturing Holdings, Inc.(NON)	2,413	18,435
Applied Industrial Technologies, Inc.	105	20,265
Ardagh Metal Packaging SA (Luxembourg)	37,582	148,449
Argan, Inc.	78	5,509
Belden, Inc.	277	26,506
Caterpillar, Inc.	137	46,377
Columbus McKinnon Corp./NY	99	3,871
Comfort Systems USA, Inc.	26	8,511
Cummins, Inc.	167	47,049
Eaton Corp. PLC	140	46,599
Encore Wire Corp.	60	17,324
Enviri Corp.(NON)	486	4,301
Federal Signal Corp.	44	4,049
Franklin Electric Co., Inc.	46	4,576
GEA Group AG (Germany)	349	14,500
Gentherm, Inc.(NON)	74	3,992
Hitachi, Ltd. (Japan)	500	51,553
Hyster-Yale Materials Handling, Inc.	122	8,856
Interface, Inc.	346	5,574
Komatsu, Ltd. (Japan)	3,400	100,110
Kone Oyj Class B (Finland)	1,656	84,618
Lockheed Martin Corp.	97	45,623
Luminar Technologies, Inc.(NON)	4,062	6,662
O-I Glass, Inc.(NON)	333	4,226
Obayashi Corp. (Japan)	1,600	18,613
Powell Industries, Inc.	115	20,684
Ryerson Holding Corp.	414	9,833
Shyft Group, Inc. (The)	316	4,004
Steelcase, Inc. Class A	150	2,049
Stoneridge, Inc.(NON)	173	2,746
Tennant Co.	41	4,209
Terex Corp.	363	21,660
Titan International, Inc.(NON)	366	3,027
Vertiv Holdings Co. Class A	6,989	685,411
Vinci SA (France)	1,129	141,451
Watts Water Technologies, Inc. Class A	122	24,294

		1,859,138
Communication services (1.0%)
AT&T, Inc.	41,317	752,796
Comcast Corp. Class A	21,867	875,336
Credo Technology Group Holding, Ltd.(NON)	217	5,657
Crown Castle, Inc.(R)	525	53,813
DigitalBridge Group, Inc.	253	3,451
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	62,000	72,226
InterDigital, Inc.	149	16,967
KDDI Corp. (Japan)	2,000	55,547
Preformed Line Products Co.	26	3,493
Spark NZ, Ltd. (New Zealand)	3,265	8,373
Verizon Communications, Inc.	2,892	119,006
Vodafone Group PLC (United Kingdom)	126,978	123,525

		2,090,190
Conglomerates (0.6%)
3M Co.	7,715	772,580
Marubeni Corp. (Japan)	6,300	123,157
Mitsubishi Corp. (Japan)	6,700	141,130
Mitsui & Co., Ltd. (Japan)	2,900	147,410
Siemens AG (Germany)	531	101,706
SPX Technologies, Inc.(NON)	36	5,019

		1,291,002
Consumer cyclicals (3.1%)
AAON, Inc.	55	4,128
Aaron's Co., Inc. (The)	586	4,969
Abercrombie & Fitch Co. Class A(NON)	191	33,018
Adecco Group AG (Switzerland)	498	18,963
Amazon.com, Inc.(NON)	7,470	1,318,007
American Eagle Outfitters, Inc.	589	12,940
Apogee Enterprises, Inc.	245	15,918
Arrowhead Pharmaceuticals, Inc.(NON)	163	3,741
Automatic Data Processing, Inc.	3,218	788,153
Barrett Business Services, Inc.	31	4,103
Bayerische Motoren Werke AG (Germany)	1,136	114,959
Best Buy Co., Inc.	637	54,030
Blue Bird Corp.(NON)	542	30,899
BlueLinx Holdings, Inc.(NON)	91	9,363
Booking Holdings, Inc.	16	60,422
BrightView Holdings, Inc.(NON)	423	5,842
Buckle, Inc. (The)	90	3,469
Caleres, Inc.	91	3,156
Carter's, Inc.	687	46,991
Cimpress PLC (Ireland)(NON)	162	13,367
Cipher Mining, Inc.(NON)	891	3,306
Daktronics, Inc.(NON)	494	5,513
Dana, Inc.	293	4,120
Designer Brands, Inc. Class A	407	4,090
Dillard's, Inc. Class A	49	21,920
Evolution AB (Sweden)	223	24,029
Expedia Group, Inc.(NON)	394	44,467
Ford Motor Co.	51,166	620,644
Forestar Group, Inc.(NON)	335	11,393
G-III Apparel Group, Ltd.(NON)	137	4,118
Gap, Inc. (The)	1,921	55,632
Genuine Parts Co.	325	46,846
GMS, Inc.(NON)	245	23,020
Golden Entertainment, Inc.	161	4,873
Goodyear Tire & Rubber Co. (The)(NON)	336	4,136
H & M Hennes & Mauritz AB Class B (Sweden)	3,802	67,290
Hermes International (France)	9	21,330
Home Depot, Inc. (The)	127	42,528
Host Hotels & Resorts, Inc.(R)	2,525	45,299
Hovnanian Enterprises, Inc. Class A(NON)	118	16,966
Industria de Diseno Textil SA (Spain)	2,923	139,247
International Game Technology PLC	1,055	20,826
J. Jill, Inc.(NON)	149	5,021
JAKKS Pacific, Inc.(NON)	167	3,101
JELD-WEN Holding, Inc.(NON)	792	12,284
KB Home	300	21,180
Kering SA (France)	36	12,442
Kimberly-Clark Corp.	351	46,788
La Francaise des Jeux SAEM (France)	2,063	74,212
Las Vegas Sands Corp.	1,008	45,390
Laureate Education, Inc.	285	4,463
LegalZoom.com, Inc.(NON)	326	2,862
Lennar Corp. Class B	1,939	283,598
Light & Wonder, Inc.(NON)	329	31,413
LiveRamp Holdings, Inc.(NON)	533	16,678
LVMH Moet Hennessy Louis Vuitton SA (France)	40	32,144
M/I Homes, Inc.(NON)	174	21,736
MasterCraft Boat Holdings, Inc.(NON)	193	4,072
Mercedes-Benz Group AG (Germany)	1,793	129,301
Meritage Homes Corp.	51	8,994
Modine Manufacturing Co.(NON)	77	7,771
Netflix, Inc.(NON)	82	52,613
Nike, Inc. Class B	533	50,662
Nintendo Co., Ltd. (Japan)	2,300	125,491
Owens Corning	279	50,519
Pandora A/S (Denmark)	513	83,879
PROG Holdings, Inc.	322	12,168
Publicis Groupe SA (France)	1,106	124,410
PulteGroup, Inc.	395	46,341
Red Rock Resorts, Inc. Class A	369	18,911
REV Group, Inc.	714	19,571
Ross Stores, Inc.	1,242	173,582
Ryman Hospitality Properties, Inc.(R)	246	25,847
Stellantis NV (Italy)	3,741	83,178
Stellantis NV (Italy)	920	20,347
StoneCo., Ltd. Class A (Brazil)(NON)	1,470	20,345
Subaru Corp. (Japan)	800	17,856
Tapestry, Inc.	1,372	59,668
Target Corp.	284	44,349
Taylor Wimpey PLC (United Kingdom)	60,068	113,880
Tesla, Inc.(NON)	270	48,082
TJX Cos., Inc. (The)	2,166	223,315
Toll Brothers, Inc.	317	38,560
TOPPAN Holdings, Inc. (Japan)	500	12,940
Toyota Motor Corp. (Japan)	2,500	54,281
Trade Desk, Inc. (The) Class A(NON)	527	48,895
Trane Technologies PLC	148	48,464
TRI Pointe Homes, Inc.(NON)	609	23,587
Upbound Group, Inc.	56	1,838
Urban Outfitters, Inc.(NON)	99	4,129
Visteon Corp.(NON)	189	21,049
Volkswagen AG (Preference) (Germany)	934	116,666
Walmart, Inc.	4,866	319,988
Wesfarmers, Ltd. (Australia)	585	25,380
Williams-Sonoma, Inc.	157	46,036
Xperi, Inc.(NON)	339	2,987

		6,721,295
Consumer staples (1.8%)
ACCO Brands Corp.	734	3,736
BellRing Brands, Inc.(NON)	70	4,072
Brink's Co. (The)	233	24,055
British American Tobacco PLC (United Kingdom)	4,893	151,213
Cal-Maine Foods, Inc.	64	3,947
Cargurus, Inc.(NON)	647	15,664
CK Hutchison Holdings, Ltd. (Hong Kong)	20,500	100,177
Coca-Cola Co. (The)	11,483	722,625
Coca-Cola Consolidated, Inc.	28	27,469
Coles Group, Ltd. (Australia)	1,476	16,190
Colgate-Palmolive Co.	510	47,410
CoreCivic, Inc.(NON)	360	5,778
Dave & Buster's Entertainment, Inc.(NON)	77	3,934
DoorDash, Inc. Class A(NON)	669	73,664
Eventbrite, Inc. Class A(NON)	1,614	8,038
Hudson Technologies, Inc.(NON)	384	3,421
Imperial Brands PLC (United Kingdom)	4,877	121,060
Ingles Markets, Inc. Class A	50	3,657
Insperity, Inc.	36	3,410
Inter Parfums, Inc.	142	17,009
ITOCHU Corp. (Japan)	2,800	132,247
Itron, Inc.(NON)	235	25,274
Japan Tobacco, Inc. (Japan)	4,600	130,382
Kenvue, Inc.	2,158	41,649
Keurig Dr Pepper, Inc.	680	23,290
Koninklijke Ahold Delhaize NV (Netherlands)	1,967	61,048
Korn Ferry	198	13,056
Kraft Heinz Co. (The)	1,307	46,229
ManpowerGroup, Inc.	606	45,220
MediaAlpha, Inc. Class A(NON)	401	7,130
Molson Coors Beverage Co. Class B	813	44,561
Mondelez International, Inc. Class A	660	45,230
Nestle SA (Switzerland)	752	79,622
Opendoor Technologies, Inc.(NON)	2,903	6,329
PepsiCo, Inc.	261	45,127
Philip Morris International, Inc.	8,405	852,099
Procter & Gamble Co. (The)	1,129	185,766
Reckitt Benckiser Group PLC (United Kingdom)	1,361	77,778
Recruit Holdings Co., Ltd. (Japan)	2,400	121,824
Resideo Technologies, Inc.(NON)	234	5,054
Sally Beauty Holdings, Inc.(NON)	334	4,068
Simply Good Foods Co. (The)(NON)	327	12,586
Toyota Tsusho Corp. (Japan)	100	6,087
Turning Point Brands, Inc.	78	2,559
Tyson Foods, Inc. Class A	806	46,144
Uber Technologies, Inc.(NON)	4,844	312,729
Unilever PLC (United Kingdom)	3,332	182,568
United Natural Foods, Inc.(NON)	213	2,558
Upwork, Inc.(NON)	1,598	16,891
USANA Health Sciences, Inc.(NON)	86	4,094
ZOZO, Inc. (Japan)	3,900	91,343

		4,027,071
Energy (1.2%)
Alpha Metallurgical Resources, Inc.	69	21,763
Antero Midstream Corp.	3,637	53,282
Baker Hughes Co.	1,464	49,015
California Resources Corp.	66	3,125
ChampionX Corp.	846	27,597
Chevron Corp.	317	51,449
ConocoPhillips	385	44,845
CONSOL Energy, Inc.(NON)	253	26,229
Delek US Holdings, Inc.	140	3,564
Devon Energy Corp.	3,735	183,314
DMC Global, Inc.(NON)	194	2,520
DNOW, Inc.(NON)	1,056	15,407
Eneos Holdings, Inc. (Japan)	4,800	24,735
Equinor ASA (Norway)	1,711	49,724
Exxon Mobil Corp.	4,034	473,027
Golar LNG, Ltd. (Norway)	186	4,890
HF Sinclair Corp.	839	46,338
Marathon Oil Corp.	1,914	55,429
Marathon Petroleum Corp.	2,845	502,455
Murphy Oil Corp.	592	25,332
Newpark Resources, Inc.(NON)	598	5,071
Oceaneering International, Inc.(NON)	178	4,215
OMV AG (Austria)	2,208	111,231
ONEOK, Inc.	560	45,360
Par Pacific Holdings, Inc.(NON)	590	16,013
PBF Energy, Inc. Class A	475	22,007
Peabody Energy Corp.	877	21,732
Phillips 66	310	44,054
Repsol SA (Spain)	4,075	66,914
Schlumberger, Ltd.	940	43,137
Shell PLC (United Kingdom)	1,205	43,478
SM Energy Co.	249	12,557
SunCoke Energy, Inc.	635	6,699
US Silica Holdings, Inc.(NON)	1,189	18,418
Valero Energy Corp.	1,915	300,923
Warrior Met Coal, Inc.	364	24,909
Weatherford International PLC(NON)	252	30,326
Woodside Energy Group, Ltd. (Australia)	6,583	121,947

		2,603,031
Financials (5.0%)
3i Group PLC (United Kingdom)	1,618	59,695
ABN AMRO Bank NV (Netherlands)	1,103	18,865
AGNC Investment Corp.(R)	4,836	46,377
Alexander & Baldwin, Inc.(R)	428	7,190
Allianz SE (Germany)	508	147,983
Ally Financial, Inc.	1,238	48,245
Amalgamated Financial Corp.	175	4,424
American Assets Trust, Inc.(R)	189	4,111
American Express Co.	197	47,280
American International Group, Inc.	525	41,381
Ameriprise Financial, Inc.	116	50,647
Amundi SA (France)(NON)	1,418	109,638
Anywhere Real Estate, Inc.(NON)	1,945	7,916
ANZ Group Holdings, Ltd. (Australia)	7,327	138,180
Apple Hospitality REIT, Inc.(R)	243	3,509
Associated Banc-Corp.	155	3,320
AvalonBay Communities, Inc.(R)	248	47,785
AXA SA (France)	2,798	100,946
Axis Capital Holdings, Ltd.	651	48,096
Axos Financial, Inc.(NON)	397	21,386
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,325	68,828
Banco BPM SpA (Italy)	6,279	44,993
Banco Latinoamericano de Comercio Exterior SA (Panama)	155	4,652
Bank Hapoalim MB (Israel)	1,995	18,393
Bank of America Corp.	1,358	54,306
Bank of New York Mellon Corp. (The)	12,515	746,019
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	268	9,131
Banner Corp.	320	14,986
Barratt Developments PLC (United Kingdom)	7,412	48,131
Berkshire Hathaway, Inc. Class B(NON)	118	48,899
Berkshire Hills Bancorp, Inc.	170	3,779
Bread Financial Holdings, Inc.	515	21,506
BrightSpire Capital, Inc.(R)	1,245	7,532
Broadstone Net Lease, Inc.(R)	251	3,853
CaixaBank SA (Spain)	21,966	126,582
Capital One Financial Corp.	321	44,179
CareTrust REIT, Inc. R	77	1,969
Cathay General Bancorp	583	21,478
Central Pacific Financial Corp.	323	6,550
Chimera Investment Corp.(R)	292	3,475
Citigroup, Inc.	1,847	115,087
Citizens Financial Group, Inc.	1,378	48,630
CNA Financial Corp.	4,263	195,842
CNO Financial Group, Inc.	779	22,350
COPT Defense Properties(R)	154	3,799
Covivio (France)(R)	2,014	104,990
Credit Agricole SA (France)	6,061	98,858
CrossFirst Bankshares, Inc.(NON)	166	2,173
Cushman & Wakefield PLC(NON)	925	10,277
Customers Bancorp, Inc.(NON)	356	16,127
DBS Group Holdings, Ltd. (Singapore)	2,200	58,713
Discover Financial Services	380	46,611
Eastern Bankshares, Inc.	286	3,918
Elme Communities(R)	250	3,853
Empire State Realty Trust, Inc. Class A(R)	400	3,812
Enova International, Inc.(NON)	294	18,125
Enstar Group, Ltd.(NON)	13	4,071
Enterprise Financial Services Corp.	242	9,363
EPR Properties(R)	1,115	45,760
Equitable Holdings, Inc.	1,358	56,343
Equity Residential(R)	702	45,651
Essent Group, Ltd.	63	3,572
FB Financial Corp.	209	7,733
Fidelis Insurance Holdings, Ltd. (United Kingdom)	292	4,841
First BanCorp/Puerto Rico (Puerto Rico)	1,246	22,092
First Financial Corp./IN	89	3,297
First Horizon Corp.	3,271	51,813
Genworth Financial, Inc. Class A(NON)	3,312	20,832
Goldman Sachs Group, Inc. (The)	121	55,239
Hancock Whitney Corp.	518	24,206
Hanmi Financial Corp.	292	4,602
Healthpeak Properties, Inc.(R)	2,358	46,924
Heartland Financial USA, Inc.	306	13,452
Heritage Commerce Corp.	435	3,545
Hilltop Holdings, Inc.	546	16,702
Hope Bancorp, Inc.	701	7,382
Horace Mann Educators Corp.	269	9,192
HSBC Holdings PLC (United Kingdom)	16,789	150,436
Huntington Bancshares, Inc./OH	3,540	49,277
Independent Bank Corp./MI	141	3,533
International Bancshares Corp.	65	3,694
Intesa Sanpaolo SpA (Italy)	36,872	145,355
Invesco, Ltd.	3,048	47,884
Investor AB Class B (Sweden)	1,504	40,886
Jackson Financial, Inc. Class A	376	28,580
James River Group Holdings, Ltd. (Bermuda)	406	3,171
Janus Henderson Group PLC (United Kingdom)	1,328	44,488
JPMorgan Chase & Co.	4,491	910,011
Julius Baer Group, Ltd. (Switzerland)	472	28,363
KeyCorp	3,030	43,541
Kimco Realty Corp.	2,556	49,484
Kite Realty Group Trust(R)	486	10,653
Ladder Capital Corp.(R)	361	4,036
Land Securities Group PLC (United Kingdom)	1,843	15,484
Legal & General Group PLC (United Kingdom)	36,745	118,018
Lincoln National Corp.	1,558	51,398
M&G PLC (United Kingdom)	37,214	94,801
Medical Properties Trust, Inc.(R)	10,021	53,713
MetLife, Inc.	6,398	463,023
MFA Financial, Inc.(R)	346	3,702
MGIC Investment Corp.	2,086	43,806
Mid-America Apartment Communities, Inc.(R)	342	45,729
Morgan Stanley	527	51,562
Mr. Cooper Group, Inc.(NON)	321	26,771
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	39	19,403
National Australia Bank, Ltd. (Australia)	1,952	44,363
National Bank Holdings Corp. Class A	111	4,048
National Health Investors, Inc.(R)	190	12,555
Navient Corp.	602	9,072
NexPoint Residential Trust, Inc.(R)	128	4,694
NMI Holdings, Inc. Class A(NON)	130	4,313
NN Group NV (Netherlands)	2,400	111,898
Nordea Bank ABP (Finland)	9,979	122,299
Northern Trust Corp.	8,208	691,442
OceanFirst Financial Corp.	266	4,003
OFG Bancorp (Puerto Rico)	332	12,337
Old Republic International Corp.	1,545	49,100
OneMain Holdings, Inc.	911	44,748
ORIX Corp. (Japan)	800	17,622
Outfront Media, Inc.(R)	251	3,627
Oversea-Chinese Banking Corp., Ltd. (Singapore)	5,900	63,700
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	1,674	20,507
Park Hotels & Resorts, Inc.	31,916	506,188
Pathward Financial, Inc.	276	14,714
PennyMac Financial Services, Inc.	108	9,790
Piedmont Office Realty Trust, Inc. Class A(R)	502	3,660
PNC Financial Services Group, Inc. (The)	309	48,634
Popular, Inc. (Puerto Rico)	522	46,463
Preferred Bank/Los Angeles CA	130	9,714
Premier Financial Corp.	198	3,903
Prudential Financial, Inc.	426	51,269
Public Storage(R)	177	48,468
Reinsurance Group of America, Inc.	239	50,142
Renasant Corp.	125	3,765
Retail Opportunity Investments Corp.(R)	651	8,151
Rithm Capital Corp.(R)	58,324	653,812
RLJ Lodging Trust(R)	1,795	17,914
RMR Group, Inc. (The) Class A	120	2,824
Sekisui House, Ltd. (Japan)	1,100	24,751
Simon Property Group, Inc.(R)	4,011	606,904
SITE Centers Corp.(R)	265	3,821
SLM Corp.	2,226	47,770
State Street Corp.	4,334	327,607
StoneX Group, Inc.(NON)	226	16,966
Sunstone Hotel Investors, Inc.(R)	1,858	19,100
Swiss Re AG (Switzerland)	664	84,601
Synchrony Financial	1,145	50,151
Tanger, Inc.(R)	129	3,580
Taylor Morrison Home Corp.(NON)	466	26,949
Travelers Cos., Inc. (The)	203	43,787
Truist Financial Corp.	10,482	395,696
Trustmark Corp.	430	12,535
U.S. Bancorp	1,029	41,726
United Overseas Bank, Ltd. (Singapore)	5,100	116,754
Universal Insurance Holdings, Inc.	198	3,903
Univest Financial Corp.	183	3,989
Unum Group	922	49,659
Urban Edge Properties(R)	1,113	19,733
Veritex Holdings, Inc.	187	3,815
VICI Properties, Inc.(R)	793	22,767
Virtus Investment Partners, Inc.	47	10,744
Wells Fargo & Co.	5,864	351,371
Westamerica Bancorp	79	3,857
WSFS Financial Corp.	81	3,569
Xenia Hotels & Resorts, Inc.(R)	133	1,927
Zions Bancorp NA	1,067	46,084

		11,060,649
Health care (3.0%)
Abbott Laboratories	1,757	179,548
AbbVie, Inc.	5,818	938,094
ACADIA Pharmaceuticals, Inc.(NON)	1,241	18,739
ACELYRIN, Inc.(NON)	860	3,543
Adaptive Biotechnologies Corp.(NON)	1,263	4,357
Addus HomeCare Corp.(NON)	41	4,707
Agenus, Inc.(NON)	279	4,378
Alkermes PLC(NON)	137	3,206
AngioDynamics, Inc.(NON)	643	4,057
Arcellx, Inc.(NON)	315	16,380
Arcturus Therapeutics Holdings, Inc.(NON)	536	20,802
Arvinas, Inc.(NON)	454	15,046
AstraZeneca PLC (United Kingdom)	276	42,918
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	230	69
AtriCure, Inc.(NON)	322	7,258
Avanos Medical, Inc.(NON)	193	3,843
Axogen, Inc.(NON)	443	3,026
Becton, Dickinson and Co.	188	43,610
BioCryst Pharmaceuticals, Inc.(NON)	858	5,543
Biohaven, Ltd.(NON)	541	18,989
Blueprint Medicines Corp.(NON)	41	4,328
Bristol-Myers Squibb Co.	17,500	719,075
Cardinal Health, Inc.	2,337	231,994
Castle Biosciences, Inc.(NON)	230	5,350
Catalyst Pharmaceuticals, Inc.(NON)	278	4,495
Cigna Group (The)	691	238,132
Corcept Therapeutics, Inc.(NON)	222	6,698
Cullinan Oncology, Inc.(NON)	211	4,959
CVS Health Corp.	784	46,726
Daiichi Sankyo Co., Ltd. (Japan)	2,300	81,578
Deciphera Pharmaceuticals, Inc.(NON)	254	6,487
Denali Therapeutics, Inc.(NON)	220	4,083
Dyne Therapeutics, Inc.(NON)	290	9,245
Elevance Health, Inc.	94	50,617
Eli Lilly and Co.	78	63,987
Enanta Pharmaceuticals, Inc.(NON)	251	3,130
Fate Therapeutics, Inc.(NON)	1,804	6,639
Glaukos Corp.(NON)	65	7,327
GSK PLC (United Kingdom)	6,271	140,680
Health Catalyst, Inc.(NON)	679	4,502
HealthEquity, Inc.(NON)	58	4,737
ImmunityBio, Inc.(NON)	1,976	12,686
Immunovant, Inc.(NON)	691	17,544
Inari Medical, Inc.(NON)	87	4,350
Insmed, Inc.(NON)	138	7,597
Ironwood Pharmaceuticals, Inc.(NON)	457	2,879
iTeos Therapeutics, Inc.(NON)	330	5,524
Johnson & Johnson	3,440	504,545
Keros Therapeutics, Inc.(NON)	125	5,859
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	375	7,129
Kodiak Sciences, Inc.(NON)	504	1,603
Lantheus Holdings, Inc.(NON)	340	27,822
Lexeo Therapeutics, Inc.(NON)	142	2,361
LivaNova PLC (United Kingdom)(NON)	301	18,382
MacroGenics, Inc.(NON)	987	4,037
Medtronic PLC	558	45,404
Merck & Co., Inc.	7,767	975,069
Neumora Therapeutics, Inc.(NON)	876	8,672
Novartis AG (Switzerland)	2,347	242,704
Novo Nordisk A/S Class B (Denmark)	2,493	337,101
Nurix Therapeutics, Inc.(NON)	551	8,678
Nuvation Bio, Inc.(NON)	1,258	3,900
Option Care Health, Inc.(NON)	616	18,369
OraSure Technologies, Inc.(NON)	1,360	6,433
PetIQ, Inc.(NON)	221	4,588
Pfizer, Inc.	26,760	766,942
PTC Therapeutics, Inc.(NON)	665	24,179
Quanterix Corp.(NON)	300	4,791
RAPT Therapeutics, Inc.(NON)	440	1,764
Roche Holding AG (Switzerland)	738	189,024
RxSight, Inc.(NON)	343	20,055
Sabra Health Care REIT, Inc.(R)	900	13,122
Sanofi SA (France)	978	95,561
Schrodinger, Inc.(NON)	166	3,572
Select Medical Holdings Corp.	568	19,624
Semler Scientific, Inc.(NON)	76	2,229
Sonic Healthcare, Ltd. (Australia)	2,738	44,680
Stryker Corp.	142	48,435
Surmodics, Inc.(NON)	100	4,206
Sutro Biopharma, Inc.(NON)	966	4,081
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	53,178
TG Therapeutics, Inc.(NON)	387	6,308
UnitedHealth Group, Inc.	92	45,574
Viatris, Inc.	4,101	43,471
Vir Biotechnology, Inc.(NON)	927	9,520
Voyager Therapeutics, Inc.(NON)	629	5,284
Wave Life Sciences, Ltd.(NON)	971	6,001
Xencor, Inc.(NON)	831	19,745
Y-mAbs Therapeutics, Inc.(NON)	218	2,638
ZimVie, Inc.(NON)	356	5,927

		6,696,029
Technology (9.1%)
8x8, Inc.(NON)	1,499	4,092
A10 Networks, Inc.	263	3,984
Adeia, Inc.	190	2,248
Adobe, Inc.(NON)	102	45,366
Agilysys, Inc.(NON)	112	10,693
Alkami Technology, Inc.(NON)	153	4,197
Allied Motion Technologies, Inc.	83	2,249
Alphabet, Inc. Class A(NON)	14,696	2,535,060
Altair Engineering, Inc. Class A(NON)	44	3,843
Ambarella, Inc.(NON)	76	4,428
Amkor Technology, Inc.	398	12,971
AppFolio, Inc. Class A(NON)	23	5,251
Apple, Inc.	17,898	3,440,891
Applied Materials, Inc.	264	56,781
ASML Holding NV (Netherlands)	362	347,042
Axcelis Technologies, Inc.(NON)	35	3,937
Bandwidth, Inc. Class A(NON)	419	8,434
Blackline, Inc.(NON)	58	2,768
Broadcom, Inc.	858	1,139,896
Cadence Design Systems, Inc.(NON)	187	53,540
Calix, Inc.(NON)	122	4,355
Capcom Co., Ltd. (Japan)	1,200	22,186
CEVA, Inc.(NON)	163	3,247
Cisco Systems, Inc.	13,685	636,353
CommVault Systems, Inc.(NON)	238	25,605
CrowdStrike Holdings, Inc. Class A(NON)	146	45,796
Disco Corp. (Japan)	100	39,340
DocuSign, Inc.(NON)	832	45,544
Domo, Inc. Class B(NON)	789	5,255
eBay, Inc.	12,543	680,081
EnerSys	145	15,637
ESCO Technologies, Inc.	58	6,330
Extreme Networks, Inc.(NON)	1,839	20,505
Fujitsu, Ltd. (Japan)	4,000	57,706
Garmin, Ltd.	325	53,251
HealthStream, Inc.	175	4,776
Hoya Corp. (Japan)	800	97,373
Integral Ad Science Holding Corp.(NON)	803	7,436
KLA Corp.	82	62,281
Lam Research Corp.	65	60,609
Leidos Holdings, Inc.	368	54,114
Maximus, Inc.	46	3,961
MaxLinear, Inc.(NON)	808	14,358
Mesa Laboratories, Inc.	30	2,871
Meta Platforms, Inc. Class A	3,584	1,673,119
Microsoft Corp.	5,706	2,368,732
MicroStrategy, Inc. Class A(NON)	6	9,147
Monolithic Power Systems, Inc.	67	49,287
NEC Corp. (Japan)	700	52,271
NetApp, Inc.	479	57,686
NETGEAR, Inc.(NON)	253	3,494
NetScout Systems, Inc.(NON)	178	3,656
Nomura Research Institute, Ltd. (Japan)	300	8,046
NVIDIA Corp.	3,036	3,328,458
OBIC Co., Ltd. (Japan)	100	12,961
Paycom Software, Inc.	267	38,800
PDF Solutions, Inc.(NON)	118	4,132
Pegasystems, Inc.	725	41,659
Photronics, Inc.(NON)	153	4,185
Phreesia, Inc.(NON)	486	9,195
Pinterest, Inc. Class A(NON)	2,767	114,803
PlayAGS, Inc.(NON)	433	5,001
PROS Holdings, Inc.(NON)	309	9,109
Q2 Holdings, Inc.(NON)	112	6,812
Qualcomm, Inc.	4,958	1,011,680
Qualys, Inc.(NON)	142	19,968
Rambus, Inc.(NON)	485	26,801
Rapid7, Inc.(NON)	369	13,336
Renesas Electronics Corp. (Japan)	6,700	125,883
Roku, Inc.(NON)	743	42,648
Salesforce, Inc.	175	41,027
Sanmina Corp.(NON)	61	4,181
SAP SE (Germany)	102	18,379
SCREEN Holdings Co., Ltd. (Japan)	100	9,541
ServiceNow, Inc.(NON)	79	51,897
Silergy Corp. (China)	4,000	58,282
Silicon Laboratories, Inc.(NON)	181	22,837
Smartsheet, Inc. Class A(NON)	552	20,424
Snowflake, Inc. Class A(NON)	288	39,220
Square Enix Holdings Co., Ltd. (Japan)	1,100	32,860
Squarespace, Inc. Class A(NON)	574	25,256
SS&C Technologies Holdings, Inc.	8,534	529,535
Super Micro Computer, Inc.(NON)	97	76,097
Synaptics, Inc.(NON)	82	7,684
TD SYNNEX Corp.	388	50,766
Thales SA (France)	54	9,764
TIS, Inc. (Japan)	1,400	25,589
TTM Technologies, Inc.(NON)	635	11,811
Unisys Corp.(NON)	1,458	6,255
Veeva Systems, Inc. Class A(NON)	228	39,729
Viavi Solutions, Inc.(NON)	463	3,482
Vicor Corp.(NON)	139	4,864
Vimeo, Inc.(NON)	2,465	9,564
Weave Communications, Inc.(NON)	619	5,354
Western Union Co. (The)	16,228	207,718
Xerox Holdings Corp.	423	5,947
Yext, Inc.(NON)	1,470	7,424

		20,022,997
Transportation (0.3%)
ArcBest Corp.	32	3,377
Arlo Technologies, Inc.(NON)	885	12,576
Aurizon Holdings, Ltd. (Australia)	2,659	6,511
Costamare, Inc. (Monaco)	300	4,803
CSX Corp.	1,343	45,326
Deutsche Post AG (Germany)	1,662	69,755
FedEx Corp.	165	41,903
Hub Group, Inc. Class A	304	13,118
International Seaways, Inc.	72	4,638
Kuehne + Nagel International AG (Switzerland)	189	53,527
Matson, Inc.	214	27,435
Norfolk Southern Corp.	178	40,014
Scorpio Tankers, Inc.	322	26,427
SG Holdings Co., Ltd. (Japan)	900	9,113
SITC International Holdings Co., Ltd. (Hong Kong)	17,000	43,629
SkyWest, Inc.(NON)	303	22,625
Teekay Corp. (Bermuda)(NON)	1,011	9,898
Teekay Tankers, Ltd. Class A (Canada)	342	24,908
Union Pacific Corp.	903	210,236
United Parcel Service, Inc. Class B	291	40,429

		710,248
Utilities and power (0.9%)
ALLETE, Inc.	358	22,608
American Electric Power Co., Inc.	488	44,042
American States Water Co.	48	3,532
Black Hills Corp.	68	3,839
Chesapeake Utilities Corp.	36	4,032
Consolidated Edison, Inc.	451	42,642
Dominion Energy, Inc.	829	44,700
Duke Energy Corp.	441	45,674
E.ON SE (Germany)	8,940	119,205
Edison International	695	53,411
Enel SpA (Italy)	17,111	124,118
ENGIE SA (France)	6,457	109,533
Exelon Corp.	1,172	44,009
Glow Energy PCL (Thailand)(F)	35,800	10
Hawaiian Electric Industries, Inc.	30,783	338,305
Kinder Morgan, Inc.	2,588	50,440
New Jersey Resources Corp.	134	5,824
Northwest Natural Holding Co.	105	3,929
Origin Energy, Ltd. (Australia)	7,347	50,007
Osaka Gas Co., Ltd. (Japan)	1,200	27,256
Otter Tail Corp.	41	3,709
PG&E Corp.	2,810	52,097
PNM Resources, Inc.	408	15,643
Portland General Electric Co.	156	6,951
SJW Group	102	5,580
UGI Corp.	1,961	49,927
Unitil Corp.	73	3,905
Xcel Energy, Inc.	11,330	628,249

		1,903,177

Total common stocks (cost $50,293,589)		$61,297,165

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,148,716	$1,170,196
5.50%, 5/20/49	15,853	16,048
5.00%, 5/20/49	48,776	47,779
4.00%, with due dates from 9/20/52 to 1/20/53	1,133,564	1,040,767
3.50%, with due dates from 3/20/47 to 11/20/49	1,115,807	1,008,980
2.50%, TBA, 6/1/54	1,000,000	832,929
2.50%, with due dates from 2/20/52 to 3/20/52	1,173,240	968,569
2.00%, TBA, 6/1/54	1,000,000	800,679

		5,885,947
U.S. Government Agency Mortgage Obligations (15.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	400,132	402,523
5.50%, 12/1/52	299,901	296,679
4.50%, 9/1/52	533,063	499,741
4.00%, 9/1/49	1,045,601	966,885
3.50%, 8/1/43	200,945	182,253
3.00%, with due dates from 3/1/43 to 8/1/52	1,348,450	1,157,523
2.50%, with due dates from 1/1/52 to 4/1/52	4,192,823	3,434,935
2.50%, 10/1/36	1,048,521	942,661
2.00%, 3/1/51	1,242,364	962,815
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	487,118	497,376
5.50%, with due dates from 1/1/38 to 11/1/52	776,977	777,475
5.00%, with due dates from 1/1/49 to 8/1/49	50,255	48,830
4.50%, with due dates from 8/1/52 to 1/1/53	550,998	516,277
3.50%, 6/1/56	1,200,910	1,060,665
3.50%, with due dates from 6/1/42 to 6/1/52	2,650,420	2,341,170
3.00%, with due dates from 2/1/43 to 3/1/52	2,754,509	2,353,088
2.50%, with due dates from 11/1/51 to 3/1/52	1,802,815	1,471,466
2.00%, with due dates from 10/1/50 to 3/1/52	5,039,512	3,935,488
2.00%, 3/1/36	1,103,314	970,223
1.50%, 1/1/51	1,371,065	1,011,606
1.50%, 7/1/36	1,127,169	969,597
Uniform Mortgage-Backed Securities
6.50%, TBA, 6/1/54	1,000,000	1,016,445
6.00%, TBA, 6/1/54	5,000,000	5,006,443
5.00%, TBA, 6/1/54	2,000,000	1,924,062
2.00%, TBA, 6/1/54	1,000,000	770,859

		33,517,085

Total U.S. government and agency mortgage obligations (cost $40,982,299)		$39,403,032

U.S. TREASURY OBLIGATIONS (9.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$470,000	$393,643
3.00%, 2/15/49	5,000,000	3,738,281
2.75%, 8/15/42(SEG)	6,000,000	4,553,429
1.875%, 2/15/51	200,000	114,820
U.S. Treasury Notes
2.75%, 8/15/32	660,000	581,341
2.75%, 2/15/28	2,210,000	2,071,530
1.625%, 9/30/26	1,610,000	1,499,564
1.625%, 5/15/26	1,900,000	1,785,777
1.625%, 2/15/26	1,000,000	945,932
1.50%, 2/15/30	3,200,000	2,720,750
1.25%, 9/30/28	2,100,000	1,830,527

Total U.S. treasury obligations (cost $21,109,269)		$20,235,594

MORTGAGE-BACKED SECURITIES (8.5%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (4.0%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.573%, 1/20/37 (Cayman Islands)	$246,711	$244,551
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	205,000	197,967
BANK FRB Ser. 20-BN26, Class XA, IO, 1.206%, 3/15/63(WAC)	3,851,774	188,794
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	341,773
Benchmark Mortgage Trust FRB Ser. 20-B21, Class XA, IO, 1.443%, 12/17/53(WAC)	5,664,742	369,784
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	165,000	154,935
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	137,000	130,150
FRB Ser. 15-P1, Class B, 4.316%, 9/15/48(WAC)	475,000	458,583
FRB Ser. 16-P6, Class B, 4.157%, 12/10/49(WAC)	368,000	331,292
Ser. 16-C3, Class A4, 3.154%, 11/15/49	252,000	236,420
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.588%, 9/10/50(WAC)	127,000	108,429
FRB Ser. 15-CR26, Class B, 4.464%, 10/10/48(WAC)	332,000	312,933
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	352,000	329,113
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	289,000	272,747
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	142,000	133,472
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	209,170	195,739
CSAIL Commercial Mortgage Trust
Ser. 17-CX10, Class A3, 3.398%, 11/15/50	126,012	123,110
Ser. 16-C6, Class AS, 3.346%, 1/15/49	171,000	157,291
FRB Ser. 19-C15, Class XA, IO, 0.992%, 3/15/52(WAC)	5,260,811	186,295
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	176,000	158,339
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.759%, 6/15/51(WAC)	187,000	150,552
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47(WAC)	72,842	69,018
FRB Ser. 13-C10, Class C, 4.074%, 12/15/47(WAC)	106,419	98,011
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.516%, 7/12/50(WAC)	3,062,887	104,325
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C17, Class AS, 4.011%, 8/15/47	388,000	386,176
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	402,000	387,971
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	410,000	377,891
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	138,000	131,162
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	131,865	120,754
FRB Ser. 16-C32, Class XA, IO, 0.646%, 12/15/49(WAC)	9,193,756	122,419
Morgan Stanley Capital I Trust FRB Ser. 18-L1, Class C, 4.781%, 10/15/51(WAC)	263,000	237,835
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 8.395%, 10/25/39	371,000	372,155
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.074%, 5/19/38 (Bermuda)	197,000	197,299
UBS Commercial Mortgage Trust Ser. 17-C1, Class A4, 3.46%, 6/15/50	210,000	195,716
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	20,509	65
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	506,051
Ser. 15-C31, Class AS, 4.049%, 11/15/48	193,000	185,907
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	439,609
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	193,823	171,503

		8,886,136
Residential mortgage-backed securities (non-agency) (4.5%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	561,113	565,408
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	424,586	421,912
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 6.074%, 11/25/69	360,560	355,151
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	809,206	816,657
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	370,408	380,738
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.974%, 7/25/42	69,831	71,643
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.624%, 8/25/42	417,506	427,924
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.524%, 5/25/42	478,874	487,180
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.474%, 9/25/42	133,961	135,637
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.324%, 6/25/43	26,962	27,246
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.324%, 4/25/42	270,020	274,090
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.174%, 11/25/43	36,170	36,626
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.124%, 11/25/41	33,000	33,287
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.974%, 1/25/34	25,384	25,543
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.324%, 1/25/42	53,605	53,605
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.174%, 9/25/41	77,793	77,503
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.088%, 2/25/30	10,981	11,089
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.324%, 1/25/42	543,000	558,611
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.274%, 6/25/42	294,206	304,346
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.074%, 5/25/42	358,822	369,470
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.874%, 7/25/42	162,541	167,380
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.588%, 11/25/39	68,375	68,840
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.424%, 3/25/42	640,063	650,464
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.324%, 3/25/42	374,538	380,499
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.274%, 9/25/43	16,310	16,466
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.224%, 4/25/42	178,543	179,435
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.224%, 12/25/41	58,000	58,653
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.024%, 7/25/43	53,957	54,328
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.974%, 12/25/41	18,000	18,134
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.524%, 1/25/42	60,852	60,947
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.474%, 3/25/44	14,481	14,486
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.424%, 5/25/44	23,000	23,025
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	999,074	940,475
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	19,306	18,175
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	290,437	289,425
MortgageIT Trust FRB Ser. 04-1, Class M2, (CME Term SOFR 1 Month + 1.12%), 6.444%, 11/25/34	88,899	84,765
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.869%, 5/25/46	132,484	114,599
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.799%, 1/25/37	492,421	425,676
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	804,382	788,747

		9,788,185

Total mortgage-backed securities (cost $18,307,137)		$18,674,321

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.3%)(a)
	Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	$200,000	$179,000
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)	280,000	122,882
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)	240,000	136,562
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	208,250
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)	200,000	187,000
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.75%, 1/14/50 (Brazil)	330,000	238,145
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.50%, 5/30/29 (Brazil)	200,000	187,000
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	291,158
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	257,550
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)	200,000	203,908
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	250,000	221,563
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	104,461
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	153,000	151,623
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)	150,000	136,293
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.50%, 7/31/35 (Ecuador)	230,000	119,025
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	400,000	328,500
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	90,000	78,525
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	158,750
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	194,400
Hungary (Government of) sr. unsec. bonds Ser. REGS, 5.50%, 6/16/34 (Hungary)	210,000	202,136
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	374,092
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	116,865
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)	230,000	221,375
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	159,250
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	200,000	186,000
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	330,000
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	420,000	434,700
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	189,500
People's Republic of China sr. unsec. notes Ser. REGS, 1.75%, 10/26/31 (China)	350,000	290,976
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	187,618
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	282,248
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 1/20/40 (Qatar)	170,000	187,077
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	100,000	94,634
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	400,000	408,400
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	191,753
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	200,000	201,500
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	200,000	200,500
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)	280,000	251,664
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	211,000
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)	200,000	200,500
Ukraine (Government of) sr. unsec. notes Ser. REGS, 7.375%, 9/25/34 (Ukraine) (In default)(NON)	370,000	99,900
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	230,000	164,692
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	297,171
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	200,000	190,959
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	60,000	55,923
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	120,000	140,946

Total foreign government and agency bonds and notes (cost $9,220,183)		$9,375,974

COLLATERALIZED LOAN OBLIGATIONS (2.5%)(a)
	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.286%, 10/20/34 (Cayman Islands)	$250,000	$250,410
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	250,000	250,745
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	151,128
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.769%, 7/17/34 (Cayman Islands)	200,000	200,542
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	250,000	250,518
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 1/20/35 (Cayman Islands)	250,000	250,484
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.809%, 7/20/37 (Cayman Islands)(FWC)	250,000	250,133
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	250,000	250,199
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 4/28/31 (Cayman Islands)	200,000	200,059
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	250,000	250,620
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	250,000	250,250
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.772%, 7/15/37 (Cayman Islands)(FWC)	250,000	250,174
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	250,000	251,748
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.24%, 1/15/35 (Cayman Islands)	250,000	250,561
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	200,000	200,200
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	250,000	250,655
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.765%, 7/25/34 (Cayman Islands)	200,000	200,598
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.125%, 4/20/36 (Cayman Islands)	250,000	251,474
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.756%, 10/20/34 (Cayman Islands)	250,000	250,590
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/32 (Cayman Islands)	200,000	200,392
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.77%, 7/15/32 (Cayman Islands)	300,000	300,249
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.85%, 1/15/32 (Cayman Islands)	250,000	250,636
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	250,000	250,090

Total collateralized loan obligations (cost $5,428,918)		$5,462,455

SENIOR LOANS (0.8%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.179%, 11/23/27	$113,576	$112,606
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	29,925	29,046
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.00%), 12.32%, 3/15/30	80,000	72,640
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	49,490	44,986
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.679%, 10/15/28	14,888	14,915
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	34,738	34,998
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	34,738	34,955
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	29,924	29,518

		373,664
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.685%, 6/15/28	24,594	24,624
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	86,046	86,583

		111,207
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.829%, 9/13/29	45,000	42,930
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.694%, 8/2/29	29,842	29,883

		72,813
Consumer cyclicals (0.2%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 10/19/27	88,864	89,216
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.444%, 8/21/28	39,606	39,730
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 1/27/29	44,885	45,000
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	34,910	34,762
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	74,015	74,038
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	19,796	18,024
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	34,912	33,418
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.179%, 1/29/28	74,616	74,284
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.556%, 4/4/29	34,911	34,991
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.579%, 3/7/31	30,000	30,060

		473,523
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.179%, 11/18/29	80,000	78,440
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	99,242	99,588
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.079%, 3/27/28	64,501	64,958

		242,986
Energy (—%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.302%, 12/31/30	94,267	94,365

		94,365
Health care (0.1%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.67%, 5/5/27	64,886	64,201
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.793%, 4/23/31	81,000	80,899
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 10/23/28	40,885	41,141

		186,241
Technology (0.1%)
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	25,000	25,063
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.829%, 12/1/27	69,107	69,564
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.079%, 10/5/28	57,000	57,193
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.82%, 1/31/31	10,000	10,071

		161,891
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	88,889	92,260
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.071%, 2/17/31	60,000	60,139

		152,399

Total senior loans (cost $1,842,618)		$1,869,089

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	$352,000	$346,693
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	92,581	91,285
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.689%, 10/22/24	520,000	520,650
Station Place Securitization Trust 144A
FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.272%, 6/29/24	525,000	524,878
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	120,000	120,109

Total asset-backed securities (cost $1,567,021)		$1,603,615

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$68,000	$56,401
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	65,000	59,397
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	60,988
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	58,450
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	50,000	55,093
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	59,815

Total convertible bonds and notes (cost $345,543)		$350,144

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$60,097

Total convertible preferred stocks (cost $46,250)		$60,097

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$7,815,992	$1,481	$56,152
S&P 500 Index (Put)	Jun-24/4500.00	7,815,992	1,481	2,037

Total purchased options outstanding (cost $602,915)				$58,189

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.46%(AFF)	9,108,796	$9,108,796
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	130,000	130,000

Total short-term investments (cost $9,238,796)		$9,238,796
TOTAL INVESTMENTS

Total investments (cost $221,081,791)		$230,439,274

	FORWARD CURRENCY CONTRACTS at 5/31/24 (aggregate face value $2,124,798) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Danish Krone	Sell	9/18/24	$83,960	$83,911	$(49)
	Barclays Bank PLC
		Hong Kong Dollar	Buy	8/21/24	100,319	100,393	(74)
	JPMorgan Chase Bank N.A.
		Euro	Sell	6/20/24	557,291	558,946	1,655
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/20/24	82,892	81,649	(1,243)
		Euro	Sell	6/20/24	97,119	97,404	285
		Hong Kong Dollar	Sell	8/21/24	81,964	82,082	118
		Norwegian Krone	Buy	9/18/24	9,852	9,849	3
		Singapore Dollar	Buy	8/21/24	8,762	8,767	(5)
		Swedish Krona	Buy	6/20/24	71,700	70,253	1,447
		Swiss Franc	Sell	6/20/24	18,987	18,918	(69)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	85,697	85,730	(33)
		British Pound	Sell	6/20/24	127,585	126,822	(763)
		British Pound	Buy	9/18/24	97,200	97,223	(23)
		Euro	Sell	6/20/24	203,362	203,961	599
		Euro	Sell	9/18/24	84,980	84,922	(58)
		Japanese Yen	Sell	8/21/24	31,777	31,775	(2)
		Singapore Dollar	Buy	8/21/24	5,718	5,720	(2)
		Swedish Krona	Buy	9/18/24	128,285	128,047	238
	UBS AG
		Australian Dollar	Sell	7/17/24	74,710	73,190	(1,520)
		Euro	Sell	6/20/24	135,683	136,486	803
		Japanese Yen	Sell	8/21/24	11,951	12,200	249
		Swiss Franc	Buy	9/18/24	26,587	26,550	37

	Unrealized appreciation						5,434

	Unrealized (depreciation)						(3,841)

	Total						$1,593
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 5/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Short)	3	$791,627	$794,325	Jun-24	$(86)
U.S. Treasury Bond Ultra 30 yr (Long)	12	1,469,250	1,469,250	Sep-24	(11,553)
U.S. Treasury Note 2 yr (Long)	41	8,351,828	8,351,828	Sep-24	(3,172)
U.S. Treasury Note 5 yr (Long)	8	846,375	846,375	Sep-24	(762)

Unrealized appreciation					—

Unrealized (depreciation)					(15,573)

Total					$(15,573)

WRITTEN OPTIONS OUTSTANDING at 5/31/24 (premiums $108,484) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$7,815,992	$1,481	$16,360

Total				$16,360

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,831,000	$19,299	(E)	$7,751	6/20/29	4.00% — Annually	US SOFR — Annually	$27,050
		1,614,000	16,463	(E)	951	6/20/26	US SOFR — Annually	4.20% — Annually	(15,512)
		1,106,000	27,429	(E)	6,510	6/20/34	3.80% — Annually	US SOFR — Annually	33,939
		991,000	47,806	(E)	(638)	6/20/54	US SOFR — Annually	3.60% — Annually	(48,444)

	Total				$14,574				$(2,967)
(E)	Extended effective date.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $220,578,274.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$—	$8,382,734	$8,382,734	$6,576	$—
	Putnam Short Term Investment Fund Class P‡	6,128,842	43,005,493	40,025,539	264,564	9,108,796

	Total Short-term investments	$6,128,842	$51,388,227	$48,408,273	$271,140	$9,108,796
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $212,459.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for managing exposure to market risk and for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $43,818 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $598 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,189,776	$1,122,562	$—
Capital goods	1,380,730	478,408	—
Communication services	1,830,519	259,671	—
Conglomerates	777,599	513,403	—
Consumer cyclicals	5,309,070	1,412,225	—
Consumer staples	2,755,532	1,271,539	—
Energy	2,185,002	418,029	—
Financials	8,884,412	2,176,237	—
Health care	5,468,536	1,227,424	69
Technology	19,183,361	839,636	—
Transportation	527,713	182,535	—
Utilities and power	1,473,048	430,119	10

Total common stocks	50,965,298	10,331,788	79
Asset-backed securities	—	1,603,615	—
Collateralized loan obligations	—	5,462,455	—
Convertible bonds and notes	—	350,144	—
Convertible preferred stocks	—	60,097	—
Corporate bonds and notes	—	62,810,803	—
Foreign government and agency bonds and notes	—	9,375,974	—
Mortgage-backed securities	—	18,674,321	—
Purchased options outstanding	—	58,189	—
Senior loans	—	1,869,089	—
U.S. government and agency mortgage obligations	—	39,403,032	—
U.S. treasury obligations	—	20,235,594	—
Short-term investments	130,000	9,108,796	—

Totals by level	$51,095,298	$179,343,897	$79
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,593	$—
Futures contracts	(15,573)	—	—
Written options outstanding	—	(16,360)	—
Interest rate swap contracts	—	(17,541)	—

Totals by level	$(15,573)	$(32,308)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$3,000
Written equity option contracts (contract amount)	$1,000
Futures contracts (number of contracts)	90
Forward currency contracts (contract amount)	$1,400,000
Centrally cleared interest rate swap contracts (notional)	$5,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com